Capital Stock - Stock Units (Details) shares in Millions	12 Months Ended
Dec. 31, 2015 $ / shares shares
Class of Stock [Line Items]
Number Of Undesignated Shares Available (in shares)	442.0
Preferred Class A [Member]
Class of Stock [Line Items]
Number of authorized Class A voting preferred stock (in shares)	8.0
Number of authorized Class A voting preferred stock, par value per share (in dollars per shares) | $ / shares	$ 0.01